Assets subject to lien and assets acquired through foreclosures_Details of securities loned (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Securities Loaned
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Assets that entity continues to recognise	₩ 80,737	₩ 40,029
Korean financial institution's debt securities and others
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Assets that entity continues to recognise	₩ 80,737	₩ 40,029
Nature of financial assets transferred during period which do not qualify for derecognition	Securities loaned are lending of specific securities to borrowers who agree to return the same amount of the same security at the end of lending period. As the Group does not derecognize these securities, there are no liabilities recognized through such transactions relates to securities loaned.	Securities loaned are lending of specific securities to borrowers who agree to return the same amount of the same security at the end of lending period. As the Group does not derecognize these securities, there are no liabilities recognized through such transactions relates to securities loaned.
Loaned to	Korea Securities Finance Corporation	Korea Securities Finance Corporation